INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2022	NexPoint Event Driven Fund

Shares		Value ($)

Common Stock — 60.7%
COMMUNICATION SERVICES — 0.2%
19	Alphabet, Inc., Class C (a)	53,067

CONSUMER DISCRETIONARY — 1.3%
400	Caesars Entertainment (a)	30,944
1,330	Carnival (a)(b)	26,893
1,000	Cheesecake Factory (a)	39,790
700	Dave & Buster’s Entertainment (a)	34,370
6,671	DraftKings, Class A (a)	129,884
140	Hasbro	11,469
40	Lululemon Athletica (a)	14,609
100	Winmark	22,000

		309,959

CONSUMER STAPLES — 0.1%
382	Monster Beverage (a)	30,522

ENERGY — 1.9%
76,129	Exterran (a)(c)	472,761

FINANCIALS — 17.7%
58,567	Ares Capital (b)	1,226,979
1,800	Bank of Marin Bancorp (c)	63,126
10,186	CBTX	315,766
15,655	Elmira Savings Bank (c)	358,969
350	Erie Indemnity, Class A (c)	61,645
38	First Citizens BancShares, Inc., Class A	25,586
19,771	Guaranty Federal Bancshares (c)	621,403
800	Independent Bank	65,352
29,265	Level One Bancorp	1,168,551
43,999	Partners Bancorp (c)	405,231
2,500	Premier Financial (c)	75,825

		4,388,433

HEALTHCARE — 22.4%
Health Care Equipment & Supplies — 6.6%
500	Abbott Laboratories	59,180
300	ABIOMED (a)(c)	99,372
158	Align Technology (a)	68,888
53,000	IntriCon (a)	1,264,580
400	Teleflex (c)	141,932

		1,633,952

Health Care Providers & Services — 0.5%
1,250	US Physical Therapy	124,312

Health Care Technology — 14.9%
38,052	Cerner Corp. (c)	3,560,145
700	Veeva Systems, Class A (a)(c)	148,722

		3,708,867

Life Sciences Tools & Services — 0.4%
400	IQVIA Holdings, Inc. (a)	92,484

		5,559,615

INDUSTRIALS — 2.8%
925	AerCap Holdings (a)	46,509
2,400	American Airlines Group, Inc. (a)(b)	43,800
1,800	CoStar Group (a)(c)	119,898
1,200	Delta Air Lines (a)(c)	47,484
130	Emerson Electric	12,746

Shares		Value ($)

Common Stock (continued)
INDUSTRIALS (continued)
260	Honeywell International (c)	50,591
278	ManTech International, Class A	23,961
900	Maxar Technologies	35,514
179	Roper Technologies, Inc.	84,529
465	Sun Country Airlines Holdings (a)	12,174
6,000	Veoneer (a)	221,700

		698,906

INFORMATION TECHNOLOGY — 13.1%
200	Adobe, Inc. (a)(c)	91,124
1	Advanced Micro Devices (a)	96
28,584	Citrix Systems, Inc. (a)	2,884,126
750	Jack Henry & Associates (c)	147,787
3,103	MoneyGram International (a)	32,768
2,299	NortonLifeLock	60,969
975	Sabre (a)(b)	11,144
194	SS&C Technologies Holdings, Inc.	14,554

		3,242,568

MATERIALS — 0.0%
45	Sherwin-Williams Co/The	11,233

REAL ESTATE — 0.6%
6,383	Preferred Apartment Communities, Class A , REIT(c)	159,192

UTILITIES — 0.6%
1,200	Duke Energy (c)	133,992
180	NextEra Energy	15,248

		149,240

	Total Common Stock (Cost $15,100,709)	15,075,496

Special Purpose Acquisition Companies — 8.6%
10,000	E.Merge Technology Acquisition, Class A (a)(c)	99,000
2,487	Horizon Acquisition II, Class A (a)	24,646
2,500	Liberty Media Acquisition, Class A (a)	24,775
300	Pine Island Acquisition Corp, Class A (a)	2,949
200,333	Social Capital Hedosophia Holdings IV, Class A (a)(c)	2,001,327

	Total Special Purpose Acquisition Companies (Cost $2,162,491)	2,152,697

Contracts

Purchased Put Options(a)(c) — 0.1%
91	Total Purchased Put Options (Cost $16,833	18,004

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2022	NexPoint Event Driven Fund

Contracts		Value ($)

Purchased Call Options(a)(c) — 0.0%
50	Total Purchased Call Options (Cost $6,541)	3,500

Shares

Preferred Stock — 0.0%
HEALTHCARE — 0.0%
Healthcare Technology — 0.0%
608,695	AMINO, Inc., Series C (a)(d)(e)(f)(g)	—

	Total Preferred Stock (Cost $3,499,996)	—

Principal Amount ($)

Repurchase Agreements(h)(i) — 1.1%
249,000	BofA Securities 0.030%, dated 3/31/2022 to be repurchased on 04/01/2022, repurchase price $249,002 (collateralized by U.S. Government obligations, ranging in par value $14,150 - $62,262, 2.000% - 4.000%, 02/01/2036 – 03/01/2052; with total market value $253,980)	249,000
21,916	HSBC 0.030%, dated 3/31/2022 to be repurchased on 04/01/2022, repurchase price $21,916 (collateralized by U.S. Government obligations, ranging in par value $1 - $5,960, 0.000% - 5.250%, 08/15/2022 – 08/15/2050; with total market value $22,354)	21,916

	Total Repurchase Agreements (Cost $270,916)	270,916

Shares

Cash Equivalents — 23.4%
MONEY MARKET FUND(j) — 23.4%
5,821,723	Dreyfus Treasury Obligations Cash Management, Institutional Class 0.150%	5,821,723

	Total Cash Equivalents (Cost $5,821,723)	5,821,723

Total Investments - 93.9% (Cost $26,879,209)		23,342,336

Shares		Value ($)

Securities Sold Short — (16.6)%
Special Purpose Acquisition Companies — (0.0)%
(40)	Benessere Capital Acquisition, Class A (k)	(410)
(300)	Social Capital Hedosophia Holdings IV, Class A (k)	(2,997)

	Total Special Purpose Acquisition Companies (Proceeds $3,535)	(3,407)

Common Stock — (16.6)%
CONSUMER DISCRETIONARY — (0.5)%
(18,295)	Golden Nugget Online Gaming (k)	(130,078)

ENERGY — (2.0)%
(77,728)	Enerflex	(498,460)

FINANCIALS — (12.9)%
(7,181)	Allegiance Bancshares	(320,847)
(20,968)	First Merchants Corp.	(872,269)
(10,062)	OceanFirst Financial	(202,246)
(82,697)	Owl Rock Capital	(1,222,262)
(10,328)	QCR Holdings	(584,461)

		(3,202,085)

INDUSTRIALS — (0.2)%
(140)	Owens Corning	(12,810)
(87)	Parker-Hannifin	(24,687)

		(37,497)

MATERIALS — (1.0)%
(8,000)	GCP Applied Technologies (k)	(251,360)

	Total Common Stock (Proceeds $4,081,465)	(4,119,480)

	Total Securities Sold Short - (16.6)% (Proceeds $4,085,000)	(4,122,887)

Other Assets & Liabilities, Net - 22.7%(l)		5,627,649

Net Assets - 100.0%		24,847,098

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2022, the fair value of securities loaned was $300,400. The loaned securities were secured with cash and/or securities collateral of $308,809. Collateral is calculated based on prior day’s prices.
(c)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $6,253,768.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2022	NexPoint Event Driven Fund

(d)	Securities with a total aggregate value of $0, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.
(e)	There is currently no rate available.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $0, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2022. Please see Notes to Investment Portfolio.
(g)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$3,499,996	$0	0.0%

(h)	Tri-Party Repurchase Agreement.
(i)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2022 was $270,916.
(j)	Rate shown is 7 day effective yield.
(k)	No dividend payable on security sold short.
(l)	As of March 31, 2022, $6,255,947 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

Purchased options contracts outstanding as of March 31, 2022 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Constellium	$18.00	Pershing	April 2022	50	$90,000	$6,541	$3,500

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
SPDR S&P 500 ETF	$451.00	Pershing	April 2022	21	$947,100	$10,459	$15,729
Constellium	17.00	Pershing	April 2022	70	119,000	6,374	2,275

						$16,833	$18,004

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2022	NexPoint Event Driven Fund

Written options contracts outstanding as of March 31, 2022 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Preferred Apartment Communities	$25.00	Pershing	July 2022	(14)	$35,000	$(1,091)	$(350)
Preferred Apartment Communities	25.00	Pershing	October 2022	(50)	125,000	(3,988)	(8,625)
Houghton Mifflin Harcourt	22.50	Pershing	June 2022	(35)	78,750	(138)	(1,225)
Houghton Mifflin Harcourt	22.50	Pershing	September 2022	(35)	78,750	(138)	(1,575)
Social Capital Hedosopha	10.00	Pershing	April 2022	(2,000)	2,000,000	(47,536)	(10,000)

						$(52,891)	$(21,775)

The Fund had the following swaps contracts, which did not require pledged collateral, open at March 31, 2022:

								Upfront
								Premiums	Mark	Unrealized
						Notional	Fair	Paid	to	Appreciation/
Underlying	Financing	Payment		Expiration		Amount	Value	(Received)	Market	(Depreciation)
Instrument	Rate	Frequency	Counterparty	Date	Currency	($)	($)	($)	($)	($)
Long Equity TRS
Adobe Inc	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	December 23, 2022	USD	54,625	45,568	100	(9,057)	(9,157)
Aspire Global PLC	1 Month SEK-STIBOR plus 0.50%	Upon Maturity	Goldman Sachs	January 20, 2027	SEK	1,143,426	10,751,215	98,547	95,173	(3,374)
Bottomline Technologies	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	February 23, 2023	USD	119,720	122,019	2,117	2,299	182
Citrix Systems	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	February 2, 2023	USD	513,803	514,930	5,059	1,126	(3,933)
Elmira Savings Bank	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	February 8, 2023	USD	10,410	10,878	455	467	12
Fidelity National Information Services	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	November 29, 2022	USD	215,271	202,353	2,000	(12,918)	(14,918)
Houghton Mifflin Harcourt	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	February 24, 2023	USD	1,055,233	1,113,565	50,634	58,332	7,698
Hunter Douglas NV	1 Day EUR-EONIA minus 0.50%	Upon Maturity	Goldman Sachs	January 6, 2023	EUR	229,039	208,477	1,200	2,626	1,426
Intertape Polymer Group	1 Month CADCDOR plus 0.50%	Upon Maturity	Goldman Sachs	March 11, 2023	CAD	997,358	1,286,638	31,704	40,887	9,183
Intricon	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	March 2, 2023	USD	734,922	763,878	30,745	28,955	(1,790)
Mckay Securities PLC	1 Month GBP LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	March 7, 2023	GBP	17,033	17,939	4,454	5,002	548
Next Games	1 Day EUR-EONIA minus 0.50%	Upon Maturity	Goldman Sachs	March 20, 2023	EUR	217,555	294,285	96,572	98,756	2,184

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2022	NexPoint Event Driven Fund

								Upfront
								Premiums	Mark	Unrealized
						Notional	Fair	Paid	to	Appreciation/
Underlying	Financing	Payment		Expiration		Amount	Value	(Received)	Market	(Depreciation)
Instrument	Rate	Frequency	Counterparty	Date	Currency	($)	($)	($)	($)	($)
S&P Global	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	November 2, 2022	USD	9,515	8,629	21	(887)	(908)
Salesforce.Com	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	December 23, 2022	USD	131,004	111,771	525	(19,234)	(19,759)
Visa	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	December 23, 2022	USD	278,517	289,079	1,300	10,562	9,262
Volt Info Sciences	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	March 17, 2023	USD	247,632	293,076	42,000	45,444	3,444

Total Long Equity Total Return Swaps							16,034,300	367,433	347,533	(19,900)

Short Equity TRS
Workspace Group PLC	1 Month GBP LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	March 7, 2023	GBP	(4,980)	(3,932)	(512)	(150)	362

Total Short Equity Total Return Swaps							(3,932)	(512)	(150)	362

Total Return Swaps - Net							16,030,368	366,921	347,383	(19,538)

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2022	NexPoint Merger Arbitrage Fund

Shares		Value ($)

Common Stock — 32.0%
CONSUMER DISCRETIONARY — 0.9%
9,506	Accell Group (a)	607,108
69,705	DraftKings, Class A (a)(b)	1,357,156
161,460	Houghton Mifflin Harcourt (a)	3,392,275
54,323	Terminix Global Holdings (a)	2,478,758

		7,835,297

ENERGY — 6.5%
12,500	BP ADR	367,500
2,892,264	BP Midstream Partners	48,937,107
99,574	Exterran (a)	618,354
165,000	Renewable Energy Group (a)	10,007,250

		59,930,211

FINANCIALS — 10.5%
142,482	American National Group (c)	26,941,921
21,812	Apollo Global Management	1,352,126
202,864	CBTX (c)	6,288,784
479	Columbia Banking System (b)	15,457
5,030	HUB24	101,988
548,345	Investors Bancorp	8,186,791
192,308	Level One Bancorp (c)	7,678,858
2,150	MDH Acquisition, Class A (a)	21,006
114,269	Partners Bancorp	1,052,417
1,991,938	People’s United Financial	39,818,841
192,106	Sanne Group (a)	2,311,849
49,485	TriState Capital Holdings (a)	1,644,387

		95,414,425

HEALTHCARE — 6.9%
674,923	Cerner Corp.	63,145,796

INDUSTRIALS — 1.7%
8,412	Akka Technologies (a)	458,431
241,782	Huttig Building Products (a)	2,577,396
168,111	US Ecology (a)	8,049,155
140,957	Veoneer (a)	5,208,361

		16,293,343

INFORMATION TECHNOLOGY — 4.5%
15,012	Bottomline Technologies DE (a)	850,880
360,000	Citrix Systems, Inc. (a) (c)	36,324,000
299	Marvell Technology	21,442
47,400	Mimecast (a)	3,771,144

		40,967,466

REAL ESTATE — 1.0%
377,217	Preferred Apartment Communities, Class A , REIT (c)	9,407,792

	Total Common Stock (Cost $295,746,793)	292,994,330

Special Purpose Acquisition Companies — 7.9%
10,146	7GC & Holdings, Class A (a)	99,532
5,600	ACE Convergence Acquisition, Class A (a)	56,280
25,000	AltEnergy Acquisition, Class A (a)	247,750
285,000	Altimeter Growth 2, Class A (a)	2,798,700

Shares		Value ($)

Special Purpose Acquisition Companies (continued)
600	Apollo Strategic Growth Capital II, Class A (a)	5,880
25,000	Arbor Rapha Capital Bioholdings I (a)	251,750
10,000	Ascendant Digital Acquisition III (a)	100,900
45,239	Athena Consumer Acquisition, Class A (a)	451,485
52,078	Banner Acquisition (a)	512,968
40	Benessere Capital Acquisition, Class A (a)	410
30,000	Better World Acquisition Corp (a)	308,100
34,781	Biotech Acquisition Co, Class A (a)	342,593
10,000	Blockchain Coinvestors Acquisition I (a)	100,500
100	Blue Safari Group Acquisition, Class A (a)	1,005
72,109	Carney Technology Acquisition II, Class A (a)	708,110
166,900	CC Neuberger Principal Holdings II, Class A (a)	1,655,648
1,000	CC Neuberger Principal Holdings III (a)	9,970
72,800	Churchill Capital V, Class A (a)	715,624
81,594	Class Acceleration, Class A (a)	797,989
320,620	Cohn Robbins Holdings, Class A (a)	3,186,963
183,700	Compute Health Acquisition, Class A (a)	1,796,586
1,000	Compute Health Acquisition (a)	9,900
2,644	Comunibanc	153,339
213,700	Conx Corp, Class A (a)	2,104,945
103,335	Corner Growth Acquisition, Class A (a)	1,014,750
3,130	Corner Growth Acquisition (a)	30,956
11,400	Crucible Acquisition, Class A (a)	111,834
12,100	DPCM Capital (a)	119,669
49,512	DTRT Health Acquisition, Class A (a)	495,615
120,000	E.Merge Technology Acquisition, Class A (a)	1,188,000
225,000	Energem (a)	2,308,500
26,162	Epiphany Technology Acquisition, Class A (a)	256,911
60,927	Everest Consolidator Acquisition (a)	610,489
24,400	Far Peak Acquisition, Class A (a)(b)	242,536
2,944	First Light Acquisition Group, Class A (a)	29,116
1,000	Focus Impact Acquisition (a)	10,020
9,896	Fortress Value Acquisition IV, Class A (a)	96,981
150,026	Forum Merger IV, Class A (a)(c)	1,465,754
134,063	GigCapital5 (a)	1,335,267
24,680	Global Synergy Acquisition, Class A (a)	245,319

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2022	NexPoint Merger Arbitrage Fund

Shares		Value ($)

Special Purpose Acquisition Companies (continued)
9,096	Gores Holdings VII, Class A (a)	89,050
1,000	Gores Technology Partners (a)	9,895
7	Gores Technology Partners II, Class A (a)	68
4,000	Gores Technology Partners II (a)	40,520
145,507	Green Visor Financial Technology Acquisition I (a)	1,460,890
6,758	Hamilton Lane Alliance Holdings I, Class A (a)	66,228
39,736	Haymaker Acquisition III, Class A (a)	392,592
288,800	Health Assurance Acquisition, Class A (a)(c)	2,844,680
500	Hennessy Capital Investment V, Class A (a)	4,890
9,213	Horizon Acquisition II, Class A (a)	91,301
1,000	Hudson Executive Investment III (a)	9,850
20,000	Iconic Sports Acquisition (a)	201,400
34,900	IG Acquisition Corp, Class A (a)	344,114
294,324	Integrated Rail and Resources Acquisition (a)	2,957,956
15,068	InterPrivate III Financial Partners, Class A (a)	148,872
12,792	Jack Creek Investment, Class A (a)	125,490
2,164	Jaws Mustang Acquisition (a)	21,402
1,486	KludeIn I Acquisition, Class A (a)	14,756
252,000	Lefteris Acquisition Corp, Class A (a)	2,482,200
8,700	Liberty Media Acquisition, Class A (a)	86,217
244,909	Lionheart III, Class A (a) (c)	2,434,395
106,700	Lux Health Tech Acquisition, Class A (a)	1,052,062
71,084	Maxpro Capital Acquisition, Class A (a)	710,129
90,000	McLaren Technology Acquisition, Class A (a)	898,200
100,172	Mercury Ecommerce Acquisition, Class A (a)	983,689
10,194	Monument Circle Acquisition, Class A (a)	99,697
81,400	Mudrick Capital Acquisition II, Class A (a)	816,035
5,287	North Mountain Merger, Class A (a)	52,288
10,000	Northern Star Investment II, Class A (a)	97,800
507	Orion Biotech Opportunities (a)	5,232
50,000	Parabellum Acquisition, Class A (a)	491,250
99,589	Parsec Capital Acquisitions, Class A (a)	996,886
250,000	Perception Capital II, Class A (a) (c)	2,495,000
20,428	Periphas Capital Partnering, Class A (a)	501,099

Shares		Value ($)

Special Purpose Acquisition Companies (continued)
15,000	Pershing Square Tontine Holdings, Class A (a)	298,350
217,482	Phoenix Biotech Acquisition, Class A (a)	2,174,820
142,600	Pine Island Acquisition Corp, Class A (a)	1,401,758
5,887	Pioneer Merger, Class A (a)	57,693
1,000	Pivotal Investment III (a)	9,770
14,302	Pivotal Investment III, Class A (a)	139,874
39,792	Priveterra Acquisition, Class A (a)	389,166
88,144	PropTech Investment II, Class A (a)(b)	866,455
19,800	Prospector Capital, Class A (a)	194,040
25,000	Queen’s Gambit Growth Capital, Class A (a)	234,500
85,000	RedBall Acquisition (a)	844,050
100,100	Ribbit LEAP (a)	987,987
30,000	Ross Acquisition II, Class A (a)	294,600
3,286	Science Strategic Acquisition Alpha, Class A (a)	32,236
55,100	Seaport Global Acquisition II, Class A (a)	546,041
246,346	Semper Paratus Acquisition (a)	2,488,095
60,000	Sierra Lake Acquisition, Class A (a)	591,000
1,000	Slam (a)	9,840
449,700	Social Capital Hedosophia Holdings IV, Class A (a)	4,492,503
32,600	Social Capital Hedosophia Holdings VI, Class A (a)	329,260
42,600	Social Leverage Acquisition I, Class A (a)	417,054
859	Sustainable Development Acquisition I (a)	8,478
40,200	SVF Investment Corp, Class A (a)	393,960
38,968	Talon 1 Acquisition (a)	392,408
30,000	Tastemaker Acquisition, Class A (a)	296,700
324,984	Thrive Acquisition (a)	3,246,590
5,000	Thunder Bridge Capital Partners III, Class A (a)	49,100
3,645	TLG Acquisition One, Class A (a)	35,685
2,800	VectoIQ Acquisition II, Class A (a)	27,552
242,400	VY Global Growth, Class A (a)	2,399,760

	Total Special Purpose Acquisition Companies (Cost $72,528,806)	72,654,102

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2022	NexPoint Merger Arbitrage Fund

Units		Value ($)

Warrants — 0.1%
Special Purpose Acquisition Companies — 0.1%
3,094	7GC & Holdings, Expires 01/03/2027(a)	681
12,500	AltEnergy Acquisition, Expires 02/09/2023(a)	2,520
125,076	Athena Consumer Acquisition, Expires 07/23/2023(a)	37,510
500	Biotech Acquisition, Expires 12/03/2027(a)	118
3,333	Carney Technology Acquisition II, Expires 12/03/2027(a)	1,167
24,700	DTRT Health Acquisition, Expires 11/15/2022(a)	5,187
150,000	Fat Projects Acquisition, Expires 12/19/2022(a)	25,500
181,950	GoGreen Investments, Expires 06/07/2023(a)	45,487
9,769	Haymaker Acquisition III, Expires 02/15/2027(a)	5,373
125,000	Intelligent Medicine Acquisition, Expires 01/16/2023(a)	34,750
13,605	Jatt Acquisition, Expires 06/18/2023(a)	5,849
119,655	Lionheart III, Expires 03/22/2023(a)	34,700
71,084	Maxpro Capital Acquisition, Expires 01/25/2023(a)	15,638
92,147	McLaren Technology Acquisition, Expires 03/06/2023(a)	19,719
33,536	Mercury Ecommerce Acquisition, Expires 03/28/2023(a)	11,050
223,160	Parabellum Acquisition, Expires 03/29/2023(a)	51,349
99,589	Parsec Capital Acquisitions, Expires 01/08/2023	22,806
198,080	Perception Capital II, Expires 01/03/2029(a)	49,500
108,741	Phoenix Biotech Acquisition, Expires 09/04/2026(a)	23,510
12,612	PropTech Investment II, Expires 01/03/2028(a)	3,405
25,537	Seaport Global Acquisition II, Expires 11/04/2023(a)	8,404
30,000	Sierra Lake Acquisition, Expires 04/03/2028(a)	7,326
162,492	Thrive Acquisition, Expires 03/12/2023(a)	40,136
1,215	TLG Acquisition One, Expires 01/28/2028(a)	241

		451,926

	Total Warrants (Cost $796,668)	451,926

Contracts		Value ($)

Purchased Put Options (a) — 0.0%
1,273	Total Purchased Put Options (Cost $504,908	373,689

Purchased Call Options (a) — 0.0%
567	Total Purchased Call Options (Cost $153,718)	119,984

Shares

Preferred Stock — 0.0%
HEALTHCARE — 0.0%
434,783	AMINO, Inc., Series C (a)(d)(e)(f)(g)	—

	Total Preferred Stock (Cost $2,500,002)	—

Number of Rights

Rights — 0.0%
INFORMATION TECHNOLOGY — 0.0%
22,787	Zagg Inc (a)(d)(f)	2,051

	Total Rights (Cost $–)	2,051

Principal Amount ($)
Repurchase Agreements (h)(i) — 0.2%
319,677	RBC Dominion Securities 0.030%, dated 3/31/2022 to be repurchased on 04/01/2022, repurchase price $319,680 (collateralized by U.S. Government obligations, ranging in par value $0 - $118,240, 0.000% - 5.500%, 04/26/2022 – 03/20/2052; with total market value $326,071)	319,677
319,677	Citigroup 0.031%, dated 3/31/2022 to be repurchased on 04/01/2022, repurchase price $319,680 (collateralized by U.S. Government obligations, ranging in par value $0 - $137,455, 2.000% - 10.000%, 06/15/2022 – 01/20/2052; with total market value $326,071)	319,677
319,677	Daiwa Capital Markets 0.030%, dated 3/31/2022 to be repurchased on 04/01/2022, repurchase price $319,680 (collateralized by U.S. Government obligations, ranging in par value $0 - $91,840, 0.000% - 6.500%, 04/05/2022 – 04/01/2052; with total market value $326,071)	319,677

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2022	NexPoint Merger Arbitrage Fund

Principal Amount ($)		Value ($)

Repurchase Agreements(h)(i) (continued)
94,753	Nomura 0.027%, dated 3/31/2022 to be repurchased on 04/01/2022, repurchase price $94,754 (collateralized by U.S. Government obligations, ranging in par value $3 - $29,921, 0.000% - 4.000%, 06/01/2027 – 08/01/2058; with total market value $96,648)	94,753
319,677	BofA Securities 0.030%, dated 3/31/2022 to be repurchased on 04/01/2022, repurchase price $319,680 (collateralized by U.S. Government obligations, ranging in par value $18,166 - $79,934, 2.000% - 4.000%, 02/01/2036 – 03/01/2052; with total market value $326,071)	319,677

	Total Repurchase Agreements (Cost $1,373,461)	1,373,461

Shares

Cash Equivalents — 60.4%
MONEY MARKET FUND (j) — 60.4%
552,219,986	Dreyfus Treasury Obligations Cash Management, Institutional Class 0.150%	552,219,986

	Total Cash Equivalents (Cost $552,219,986)	552,219,986

Total Investments — 100.6% (Cost $925,824,342)		920,189,529

Securities Sold Short — (13.2)%
Exchange-Traded Funds — (0.1)%
(3,809)	Invesco CurrencyShares British Pound Sterling Trust (k)	(481,077)
(4,396)	Invesco CurrencyShares Euro Currency Trust (k)	(450,980)

	Total Exchange-Traded Funds (Proceeds $953,036)	(932,057)

Special Purpose Acquisition Companies — (0.0)%
(3,800)	Social Capital Hedosophia Holdings IV, Class A (k)	(37,962)
(5,000)	Social Capital Hedosophia Holdings VI, Class A (k)	(50,500)

	Total Special Purpose Acquisition Companies (Proceeds $92,252)	(88,462)

Shares		Value ($)

Common Stock — (13.1)%
COMMUNICATION SERVICES — (0.0)%
(1)	Madison Square Garden Entertainment (k)	(69)

CONSUMER DISCRETIONARY — (0.1)%
(191,244)	Golden Nugget Online Gaming (k)	(1,359,745)

ENERGY — (5.5)%
(1,675,028)	BP ADR	(49,245,823)
(101,665)	Enerflex	(651,965)

		(49,897,788)

FINANCIALS — (6.9)%
(143,040)	Allegiance Bancshares	(6,391,027)
(21,812)	Apollo Global Management	(1,352,126)
(162,870)	Citizens Financial Group	(7,382,897)
(3,143)	Civista Bancshares	(75,746)
(137,791)	First Merchants Corp.	(5,732,106)
(5,030)	HUB24	(101,988)
(235,051)	M&T Bank	(39,841,144)
(26,132)	OceanFirst Financial	(525,253)
(12,372)	Raymond James Financial, Inc.	(1,359,807)
(232)	SVB Financial Group (k)	(129,792)
(803)	Umpqua Holdings	(15,145)

		(62,907,031)

INDUSTRIALS — (0.5)%
(288,436)	Rentokil Initial	(1,991,432)
(1,726,627)	Rolls-Royce Holdings (k)	(2,275,706)

		(4,267,138)

INFORMATION TECHNOLOGY — (0.1)%
(40,000)	Mandiant (k)	(892,400)
(299)	Marvell Technology	(21,441)

		(913,841)

MATERIALS — (0.0)%
(4,784)	GCP Applied Technologies (k)	(150,313)

	Total Common Stock (Proceeds $122,317,762)	(119,495,925)

	Total Securities Sold Short - (13.2)% (Proceeds $123,363,050)	(120,516,444)

Other Assets & Liabilities, Net - 12.6%(l)		115,004,024

Net Assets—100.0%		914,677,109

(a)	Non-income producing security.
(b)

Securities (or a portion of securities) on loan. As of March 31, 2022, the fair value of securities loaned was $1,444,778. The loaned securities were secured with cash and/or securities collateral of $1,481,210. Collateral is calculated based on prior day’s prices.

(c)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $85,900,229.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2022	NexPoint Merger Arbitrage Fund

(d)

Securities with a total aggregate value of $2,051, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(e)	There is currently no rate available.
(f)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $2,051, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2022. Please see Notes to Investment Portfolio.

(g)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$2,500,002	$0	0.0%

(h)	Tri-Party Repurchase Agreement.
(i)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2022 was $1,373,461.
(j)	Rate shown is 7 day effective yield.
(k)	No dividend payable on security sold short.
(l)	As of March 31, 2022, $108,319,115 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2022	NexPoint Merger Arbitrage Fund

Purchased options contracts outstanding as of March 31, 2022 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Marvell Technology	$55.00	Jeffries	January 2023	36	$198,000	$40,677	$82,080
Carnival	30.00	Jeffries	January 2023	75	225,000	37,733	8,325
Constellium	18.00	Pershing	April 2022	335	603,000	43,824	23,450
Carnival	27.50	Pershing	June 2022	67	184,250	15,667	1,809
Carnival	27.50	Pershing	September 2022	54	148,500	15,817	4,320

						$153,718	$119,984

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Invesco QQQ Trust	$350.00	Pershing	April 2022	194	$6,790,000	$90,416	$6,790
SPDR S&P 500 ETF	437.00	Pershing	April 2022	235	10,269,500	183,457	67,915
SPDR S&P 500 ETF	451.00	Pershing	April 2022	379	17,092,900	188,697	283,871
Constellium	17.00	Pershing	April 2022	465	790,500	42,338	15,113

						$504,908	$373,689

Written options contracts outstanding as of March 31, 2022 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Mimecast	$80.00	Pershing	May 2022	(450)	$3,600,000	$(26,675)	$(4,500)
Conx Corp	10.00	Pershing	April 2022	(1,253)	1,253,000	(14,102)	(6,265)
Cohn Robbins Holdings	10.00	Pershing	May 2022	(1,014)	1,014,000	(4,005)	(5,070)
DPCM Capital	10.00	Pershing	April 2022	(17)	17,000	(197)	(85)
Vy Global Growth	10.00	Pershing	June 2022	(924)	924,000	(8,270)	(9,240)
Compute Health Acquisition	10.00	Pershing	May 2022	(23)	23,000	(206)	(92)
Pershing Square Tontine	20.00	Pershing	June 2022	(92)	184,000	(1,927)	(1,380)
Pershing Square Tontine	20.00	Pershing	April 2022	(58)	116,000	(1,153)	(290)
IG Acquisition Corp	10.00	Pershing	April 2022	(165)	165,000	(1,477)	(825)
Preferred Apartment Communities	25.00	Pershing	July 2022	(1,139)	2,847,500	(68,315)	(28,475)
Preferred Apartment Communities	25.00	Pershing	April 2022	(1,496)	3,740,000	(91,534)	(7,480)
Preferred Apartment Communities	25.00	Pershing	October 2022	(730)	1,825,000	(58,227)	(125,925)
Ribbit LEAP	10.00	Pershing	April 2022	(1)	1,000	(29)	(5)
Churchill Capital Corp V	12.50	Pershing	May 2022	(3)	3,750	(12)	(15)
Altimeter Growth Corp	10.00	Pershing	April 2022	(600)	600,000	(8,370)	(2,400)
Health Assurance Acquisition	10.00	Pershing	April 2022	(309)	309,000	(1,471)	(1,545)
Houghton Mifflin Harcourt	22.50	Pershing	June 2022	(465)	1,046,250	(1,837)	(16,275)
Houghton Mifflin Harcourt	22.50	Pershing	September 2022	(465)	1,046,250	(1,837)	(20,925)
Pine Island Acquisition Corp	10.00	Pershing	April 2022	(1,426)	1,426,000	(12,435)	(1,426)
Marvell Technology	65.00	Pershing	January 2023	(36)	234,000	(30,387)	(57,780)
Social Capital Hedosopha	10.00	Pershing	April 2022	(3,402)	3,402,000	(118,502)	(17,010)
Better World Acquisition Corp	10.00	Pershing	April 2022	(300)	300,000	(11,920)	(9,600)
Carnival	40.00	Pershing	January 2023	(75)	300,000	(25,540)	(2,475)
Social Capital Hedosophia	10.00	Pershing	May 2022	(276)	276,000	(4,678)	(5,796)

						$(493,106)	$(324,879)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2022	NexPoint Merger Arbitrage Fund

The Fund had the following swap contracts, which did not require pledged collateral, open at March 31, 2022:

Swap contracts outstanding as of March 31, 2022 were as follows:

								Upfront
								Premiums	Mark	Unrealized
						Notional	Fair	Paid	to	Appreciation/
Underlying	Financing	Payment		Expiration		Amount	Value	(Received)	Market	(Depreciation)
Instrument	Rate	Frequency	Counterparty	Date	Currency	($)	($)	($)	($)	($)
Long Equity TRS
Aspire Global PLC	1 Month SEK-STIBOR plus 0.50%	Upon Maturity	Goldman Sachs	January 20, 2027	SEK	2,283,602	2,274,063	196,712	187,173	(9,539)
Biotech Acquisition Co, Class A	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	June 28, 2022	USD	8,697	8,822	900	1,025	125
Clinigen Group PLC	1 Month GBP LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	March 27, 2023	GBP	15,387,664	15,405,449	1,266,333	1,284,119	17,786
Elmira Savings Bank	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	October 26, 2022	USD	10,945	10,998	481	534	53
Falck Renewables Spa	1 Day EUR-EONIA minus 0.50%	Upon Maturity	Goldman Sachs	December 9, 2022	EUR	6,757,790	6,869,896	700,000	812,106	112,106
Hibernia REIT PLC	1 Day EUR-EONIA minus 0.50%	Upon Maturity	Goldman Sachs	April 3, 2023	EUR	3,731,703	3,724,382	2,071,365	2,064,044	(7,321)
Houghton Mifflin Harcourt	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	February 24, 2023	USD	8,903,331	8,963,246	427,215	487,129	59,914
Hunter Douglas NV	1 Day EUR-EONIA minus 0.50%	Upon Maturity	Goldman Sachs	January 6, 2023	EUR	8,392,857	8,409,809	43,790	60,742	16,952
Intertape Polymer Group	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	March 13, 2023	CAD	16,893,050	17,048,598	536,996	692,544	155,548
Mckay Securities PLC	1 Month GBP LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	March 7, 2023	GBP	151,847	161,684	40,954	50,791	9,837
Rolls-Royce Holdings PLC	1 Month GBP LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	January 27, 2023	GBP	2,234,070	2,296,755	1,726,627	1,789,312	62,685
Sanne Group PLC	1 Month GBP LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	September 10, 2022	GBP	6,464,770	6,475,288	539,832	550,350	10,518

Total Long Equity Total Return Swaps							71,648,990	7,551,205	7,979,869	428,664

								Premiums	Mark	Unrealized
						Notional	Fair	Paid	to	Appreciation/
Underlying	Financing	Payment		Expiration		Amount	Value	(Received)	Market	(Depreciation)
Instrument	Rate	Frequency	Counterparty	Date	Currency	($)	($)	($)	($)	($)
Short Equity TRS
Workspace Group PLC	1 Month GBP LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	March 7, 2023	GBP	(41,458)	(42,478)	(4,710)	(5,730)	(1,020)

Total Short Equity Total Return Swaps							(42,478)	(4,710)	(5,730)	(1,020)

Total Return Swaps — Net							71,606,512	7,546,495	7,974,139	427,644

($) denotes USD.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2022	Highland Funds I

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that were offered as of March 31, 2022, each of which is non-diversified. This report includes information for the three months ended March 31, 2022 for NexPoint Event Driven Fund (the “Event Driven Fund”) (formerly Highland Healthcare Opportunities Fund) and NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (each a “Fund” and, collectively, the “Funds”). Highland/iBoxx Senior Loan ETF is reported separately.

Valuation of Investments

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (“Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2022	Highland Funds I

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2022, the Funds’ investments consisted of common stocks, preferred stocks, repurchase agreements, special purpose acquisition companies, exchange-traded funds, cash equivalents, rights, warrants, securities sold short, equity swaps, and options.

The fair value of the Funds’ common stocks, preferred stocks, other registered investments companies, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2022	Highland Funds I

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2022 is as follows:

	Total value at March 31, 2022 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)(1)
NexPoint Event Driven Fund
Assets
Common Stock(2)	15,075,496	15,075,496	—	—
Special Purpose Acquisition Companies	2,152,697	2,152,697	—	—
Repurchase Agreements	270,916	270,916	—	—
Purchased Put Options	18,004	18,004	—	—
Purchased Call Options	3,500	3,500	—	—
Preferred Stock	—	—	—	—	(3)
Cash Equivalent	5,821,723	5,821,723	—	—

Total Assets	23,342,336	23,342,336	—	—

Liabilities
Securities Sold Short
Common Stock(2)	(4,119,480)	(4,119,480)	—	—
Special Purpose Acquisition Companies	(3,407)	(3,407)	—	—
Other Financial Instruments
Total Return Swaps(4)	(19,538)	—	(19,538)	—
Written Call Options	(21,775)	(21,775)	—	—

Total Liabilities	(4,164,200)	(4,144,662)	(19,538)	—

Total	19,178,136	19,197,674	(19,538)	—

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2)	See Investment Portfolio detail for industry breakout.
(3)	This category includes Amino, Inc. which is held at a value of zero.
(4)	Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2022	Highland Funds I

	Total value at March 31, 2022 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)(1)
NexPoint Merger Arbitrage Fund
Assets
Common Stock(2)	292,994,330	292,994,330	—	—
Special Purpose Acquisition Companies	72,654,102	72,654,102	—	—
Repurchase Agreements	1,373,461	1,373,461	—	—
Warrants	451,926	22,806	429,120	—
Purchased Put Options	373,689	373,689	—	—
Purchased Call Options	119,984	119,984	—	—
Preferred Stock	—	—	—	—	(3)
Rights	2,051	—	—	2,051
Cash Equivalents	552,219,986	552,219,986	—	—
Other Financial Instruments
Total Return Swaps(4)	427,644	—	427,644	—

Total Assets	920,617,173	919,758,358	856,764	2,051

Liabilities
Securities Sold Short
Common Stock	(119,495,925)	(119,495,925)	—	—
Exchange Traded Funds	(932,057)	(932,057)	—	—
Written Call Options	(324,879)	(324,879)	—	—
Special Purpose Acquisition Companies	(88,462)	(88,462)	—	—

Total Liabilities	(120,841,323)	(120,841,323)	—	—

Total	799,775,850	798,917,035	856,764	2,051

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2)	See Investment Portfolio detail for industry breakout.
(3)	This category includes Amino, Inc. which is held at a value of zero.
(4)	Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the three months ended March 31, 2022, there were no transfers in or out of level 3. Determination of fair value is uncertain because it involves subjective judgments and estimates that are unobservable.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash and Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Funds also consider money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates fair value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report. These balances may exceed the federally insured limits under the Federal Deposit Insurance Corporation (“FDIC”).

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2022	Highland Funds I

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

During the three months ended March 31, 2022, the Event Driven Fund and Merger Arbitrage Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2022	Highland Funds I

purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

During the three months ended March 31, 2022, the Event Driven Fund and Merger Arbitrage Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage their exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. As of March 31, 2022, the Event Driven Fund and the Merger Arbitrage Fund was a party to open swap contracts having a net fair value of ($19,538) and $427,644, respectively.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The Event Driven Fund and Merger Arbitrage Fund did not have any affiliated issuers as of March 31, 2022.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.